                      SUPPLEMENT DATED AUGUST 3, 1998, TO
                     THE PROSPECTUS DATED MAY 1, 1998 FOR
                STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                   Security Life of Denver Insurance Company
                                    and its
                       Security Life Separate Account L1



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


The "Refund of Sales Charges" section on page 12 is hereby deleted and replaced in its entirety as follows:

     If the Policy has not lapsed, we will, upon full surrender of the Policy within the first two Policy years, return a percentage of the sales charges previously deducted from premiums paid. See Refund of Sales Charges, page 33.

The "Refund of Sales Charges" section on page 33 is hereby deleted and replaced in its entirety as follows:

     If the Policy has not lapsed, we will, upon full surrender of the Policy, refund a percentage of the sales charges previously deducted from premiums paid. In the first Policy year, the amount of the refund is guaranteed to be at least 5% of the premiums paid. In the second Policy year, the refund is guaranteed to be at least 2.5% of the premiums paid in the first Policy year. The refund of sales charges is guaranteed only for the first two Policy years.


The "Illustrations of Death Benefits, Account Values, Surrender Values, and Accumulated Premiums" section on pages 45 - 52 is hereby deleted and replaced in its entirety as follows:

   ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND SURRENDER VALUES, AND
                             ACCUMULATED PREMIUMS

The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Cash Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest. The Policies illustrated include the following:


--------------------------------------------------------------------------------
Strategic Advantage II                1

                                                        Definition
                                            Death        of Life          Stated                      Target
                              Smoker        Benefit     Insurance         Death                        Death
Sex              Age          Status        Option        Test            Benefit       Premium       Benefit          Page
------------------------------------------------------------------------------------------------------------------------------------
Male             45            Nonsmoker      1             CVAT            300,000       $5,750        300,000         47
                               Preferred

Male             45            Nonsmoker      1             CVAT            150,000       $5,750        300,000         49
                               Preferred

Male             45            Nonsmoker      1              GP             300,000       $5,750        300,000         51
                               Preferred

The tables show how death benefits, Account Values and Cash Surrender Values of a hypothetical Policy could vary over an extended period of time if the Divisions of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Account Values and Cash Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if female or unisex rates were used.

The third column of each table shows what would happen if an amount equal to the premiums were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

The amounts shown for death benefits, Account Values and Cash Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Divisions of the Variable Account. This results from the charges levied against the Divisions of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. Any difference between the Account Value and the Cash Surrender Value is due to the Refund of Sales Charges.

The tables illustrate cost of insurance and expense charges at both our current rates (which are described under Monthly Deductions from the Account Value, page
31) and at the maximum rates we guarantee in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Variable Account Divisions. This charge includes the charge against the Variable Account for mortality and expense risks and the effect on each Division's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.75% annually on a guaranteed basis; illustrations showing current rates reflect a guaranteed persistency refund equivalent to 0.6% of the Account Value annually beginning after the 10th Policy anniversary.

The tables also reflect a daily investment advisory fee equivalent to an annual rate of .6635% of the aggregate average daily net assets of the Portfolios.
This hypothetical rate is a simple average of the maximum investment advisory fee applicable to the Divisions of the Variable Account. Other expenses of the Portfolios are assumed at the rate of .1274% of the average daily net assets of the Portfolio, which is an average of all the Portfolios' other expenses, including interest expenses. This amounts to .7909% of the average daily net assets of an investment division including the investment advisory fee. Actual fees vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each investment Division for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of (1.53)%, on 6% it would be 4.42%, and on 12% it would be 10.38%.

The tables assume the deduction of charges including administrative and sales charges. The tables reflect the fact that we do not currently make any charge against the Variable Account for state or Federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce death benefits, Account Values, and Cash Surrender Values shown.

--------------------------------------------------------------------------------
Stratefic Advantage II                2

We will furnish, upon request, a comparable illustration based on the Age and sex of the proposed Insured, standard Premium Class assumptions and an initial Stated Death Benefit, death benefit option and Scheduled Premiums chosen and consistent with the Policy form. If the Owner purchases a Policy, we will deliver an individualized illustration reflecting the Scheduled Premium chosen and the Insured's actual risk class. After issuance we will provide, upon request, an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.





--------------------------------------------------------------------------------
Strategic Advantage II                 3

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                      PRESENTED BY:
PREFERRED

                                 SECURITY LIFE
                 STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $300000                     DEATH BENEFIT OPTION 1
                                                   ANNUAL PREMIUM:  $5750.00
                                                   CASH VALUE ACCUMULATION TEST
                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                        -------0.00%--------            --------12.00%--------          ---------6.00%-------

                       PREMIUM                   CASH                           CASH                           CASH
                      ACCUMULATED    ACCOUNT     SURR      DEATH    ACCOUNT     SURR      DEATH    ACCOUNT     SURR       DEATH
  YEAR    PREMIUMS      AT 5%         VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT    VALUE      VALUE     BENEFIT
-----------------------------------------------------------------------------------------------------------------------------------
    1      5750          6037         3181        3468     300000     3656       3943     300000    3418       3705      300000
    2      5750         12377         6219        6363     300000     7596       7739     300000    6892       7036      300000
    3      5750         19033         9111        9111     300000    11844      11844     300000   10420      10420      300000
    4      5750         26022        11974       11974     300000    16560      16560     300000   14124      14124      300000
    5      5750         33361        14677       14677     300000    21657      21657     300000   17879      17879      300000
    6      5750         41067        17215       17215     300000    27174      27174     300000   21682      21682      300000
    7      5750         49157        19567       19567     300000    33138      33138     300000   25514      25514      300000
    8      5750         57653        21719       21719     300000    39587      39587     300000   29363      29363      300000
    9      5750         66573        23651       23651     300000    46561      46561     300000   33209      33209      300000
    10     5750         75939        25339       25339     300000    54103      54103     300000   37031      37031      300000
    15     5750        130281        33191       33191     300000   109809     109809     300000   60211      60211      300000
    20     5750        199636        32084       32084     300000   202300     202300     350383   82855      82855      300000
    25     5750        288152        15264       15264     300000   345132     345132     534955  101202     101202      300000
    30     5750        401124          -           -       300000   556060     556060     781820  108094     108094      300000

AGE 65     5750        215655        30242       30242     300000   226441     226441     383139   87000      87000      300000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.


--------------------------------------------------------------------------------
Strategic Advantage II                 4

PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                      PRESENTED BY:
PREFERRED
                                 SECURITY LIFE
                STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $300000                     DEATH BENEFIT OPTION 1
                                                   ANNUAL PREMIUM:  $5750.00
                                                   CASH VALUE ACCUMULATION TEST
                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:



                                         --------0.00%-------       --------12.00%--------         -------6.00%---------
                       PREMIUM                 CASH                          CASH                           CASH
                     ACCUMULATED    ACCOUNT    SURR      DEATH   ACCOUNT     SURR      DEATH    ACCOUNT     SURR      DEATH
 YEAR    PREMIUMS       AT 5%        VALUE     VALUE    BENEFIT   VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT
------------------------------------------------------------------------------------------------------------------------------
   1       5750         6037         4332      4907     300000     4881      5456      300000    4606       5181     300000
   2       5750        12377         8480      9242     300000    10143     10904      300000    9295      10056     300000
   3       5750        19033        12483     13000     300000    15867     16384      300000   14108      14625     300000
   4       5750        26022        16480     16480     300000    22249     22249      300000   19193      19193     300000
   5       5750        33361        20370     20370     300000    29249     29249      300000   24458      24458     300000
   6       5750        41067        24153     24153     300000    36935     36935      300000   29911      29911     300000
   7       5750        49157        27835     27835     300000    45384     45384      300000   35566      35566     300000
   8       5750        57653        31418     31418     300000    54681     54681      300000   41433      41433     300000
   9       5750        66573        34903     34903     300000    64917     64917      300000   47523      47523     300000
  10       5750        75939        38300     38300     300000    76205     76205      300000   53857      53857     300000
  15       5750       130281        57263     57263     300000   160344    160344      314595   94483      94483     300000
  20       5750       199636        71969     71969     300000   298553    298553      517095  144160     144160     300000
  25       5750       288152        81439     81439     300000   521665    521665      808581  206537     206537     320132
  30       5750       401124        83903     83903     300000   880067    880067     1237375  283047     283047     397964

AGE 65     5750       215655        74307     74307     300000   335080    335080      566955  155463     155463     300000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.



--------------------------------------------------------------------------------
Strategic Advantage II              5

PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                      PRESENTED BY:
PREFERRED
                                 SECURITY LIFE
                STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $150000                     DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $150000            ANNUAL PREMIUM:  $5750.00
                                                   CASH VALUE ACCUMULATION TEST
                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:




                                          ---------0.00%---------         --------12.00%---------        ------6.00%-------
                         PREMIUM                   CASH                           CASH                          CASH
                        ACCUMULATED    ACCOUNT     SURR      DEATH    ACCOUNT     SURR      DEATH    ACCOUNT    SURR     DEATH
  YEAR      PREMIUMS       AT 5%        VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT    VALUE     VALUE   BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
    1        5750          6037         3178       3466     300000     3653       3941     300000      3415     3703    300000
    2        5750         12377         6215       6358     300000     7590       7734     300000      6887     7031    300000
    3        5750         19033         9104       9104     300000    11836      11836     300000     10412    10412    300000
    4        5750         26022        11964      11964     300000    16548      16548     300000     14113    14113    300000
    5        5750         33361        14664      14664     300000    21640      21640     300000     17864    17864    300000
    6        5750         41067        17199      17199     300000    27152      27152     300000     21663    21663    300000
    7        5750         49157        19548      19548     300000    33110      33110     300000     25491    25491    300000
    8        5750         57653        21696      21696     300000    39551      39551     300000     29334    29334    300000
    9        5750         66573        23624      23624     300000    46516      46516     300000     33174    33174    300000
   10        5750         75939        25307      25307     300000    54048      54048     300000     36990    36990    300000
   15        5750        130281        33128      33128     300000   109676     109676     300000     60119    60119    300000
   20        5750        199636        31969      31969     300000   202054     202054     349958     82669    82669    300000
   25        5750        288152        15056      15056     300000   344755     344755     534370    100836   100836    300000
   30        5750        401124          -          -       300000   555489     555489     781018    107353   107353    300000

AGE 65       5750        215655        30112      30112     300000   226174     226174     382686     86786    86786    300000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.



--------------------------------------------------------------------------------
Strategic Advantage II                 6

PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                      PRESENTED BY:
PREFERRED
                                 SECURITY LIFE
                STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $150000                      DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $150000             ANNUAL PREMIUM:  $5750.00
                                                    CASH VALUE ACCUMULATION TEST
                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                      ------0.00%------          ------12.00%------           ------6.00%------
                      PREMIUM               CASH                        CASH                         CASH
                    ACCUMULATED   ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR     DEATH
  YEAR   PREMIUMS      AT 5%       VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE   BENEFIT
--------------------------------------------------------------------------------------------------------------------
    1    5750           6037       4352      4927    300000      4902     5477    300000      4627     5202    300000
    2    5750          12377       8550      9312    300000     10220    10982    300000      9368    10130    300000
    3    5750          19033      12613     13131    300000     16018    16535    300000     14248    14766    300000
    4    5750          26022      16677     16677    300000     22487    22487    300000     19410    19410    300000
    5    5750          33361      20633     20633    300000     29587    29587    300000     24757    24757    300000
    6    5750          41067      24484     24484    300000     37384    37384    300000     30297    30297    300000
    7    5750          49157      28227     28227    300000     45951    45951    300000     36037    36037    300000
    8    5750          57653      31861     31861    300000     55367    55367    300000     41984    41984    300000
    9    5750          66573      35381     35381    300000     65721    65721    300000     48143    48143    300000
   10    5750          75939      38796     38796    300000     77117    77117    300000     54530    54530    300000
   15    5750         130281      57736     57736    300000    161902   161902    317652     95351    95351    300000
   20    5750         199636      72419     72419    300000    301110   301110    521522    145300   145300    300000
   25    5750         288152      81866     81866    300000    525829   525829    815035    208033   208033    322452
   30    5750         401124      84303     84303    300000    886812   886812   1246858    284883   284883    400546

AGE 65   5750         215655      74753     74753    300000    337900   337900    571726    156672   156672    300000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.



________________________________________________________________________________
Strategic Advantage II                 7

PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                      PRESENTED BY:
PREFERRED
                                 SECURITY LIFE
                STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $300000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $5750.00
                                                       GUIDELINE PREMIUM TEST
                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                      ------0.00%------          ------12.00%------           ------6.00%------
                      PREMIUM               CASH                        CASH                         CASH
                    ACCUMULATED   ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR     DEATH
  YEAR   PREMIUMS      AT 5%       VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE   BENEFIT
--------------------------------------------------------------------------------------------------------------------
   1      5750           6037       3181     3468    300000      3656     3943    300000      3418     3705   300000
   2      5750          12377       6219     6363    300000      7596     7739    300000      6892     7036   300000
   3      5750          19033       9111     9111    300000     11844    11844    300000     10420    10420   300000
   4      5750          26022      11974    11974    300000     16560    16560    300000     14124    14124   300000
   5      5750          33361      14677    14677    300000     21657    21657    300000     17879    17879   300000
   6      5750          41067      17215    17215    300000     27174    27174    300000     21682    21682   300000
   7      5750          49157      19567    19567    300000     33138    33138    300000     25514    25514   300000
   8      5750          57653      21719    21719    300000     39587    39587    300000     29363    29363   300000
   9      5750          66573      23651    23651    300000     46561    46561    300000     33209    33209   300000
   10     5750          75939      25339    25339    300000     54103    54103    300000     37031    37031   300000
   15     5750         130281      33191    33191    300000    109809   109809    300000     60211    60211   300000
   20     5750         199636      32084    32084    300000    203296   203296    300000     82855    82855   300000
   25     5750         288152      15264    15264    300000    367807   367807    426656    101202   101202   300000
   30     5750         401124          -        -    300000    641349   641349    686244    108094   108094   300000

AGE 65    5750         215655      30242    30242    300000    229358   229358    300000     87000    87000   300000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.




________________________________________________________________________________
Strategic Advantage II                 8

PROSPECT:  INSURED'S NAME:
MALE 45 NON-SMOKER                                      PRESENTED BY:
PREFERRED
                                 SECURITY LIFE
                STRATEGIC ADVANTAGE II VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $300000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $5750.00
                                                       GUIDELINE PREMIUM TEST
                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                      ------0.00%------          ------12.00%------           ------6.00%------
                      PREMIUM               CASH                        CASH                         CASH
                    ACCUMULATED   ACCOUNT   SURR     DEATH    ACCOUNT   SURR      DEATH    ACCOUNT   SURR     DEATH
  YEAR   PREMIUMS      AT 5%       VALUE    VALUE   BENEFIT    VALUE    VALUE    BENEFIT    VALUE    VALUE   BENEFIT
--------------------------------------------------------------------------------------------------------------------
   1       5750           6037       4332     4907   300000      4881     5456    300000      4606     5181   300000
   2       5750          12377       8480     9242   300000     10143    10904    300000      9295    10056   300000
   3       5750          19033      12483    13000   300000     15867    16384    300000     14108    14625   300000
   4       5750          26022      16480    16480   300000     22249    22249    300000     19193    19193   300000
   5       5750          33361      20370    20370   300000     29249    29249    300000     24458    24458   300000
   6       5750          41067      24153    24153   300000     36935    36935    300000     29911    29911   300000
   7       5750          49157      27835    27835   300000     45384    45384    300000     35566    35566   300000
   8       5750          57653      31418    31418   300000     54681    54681    300000     41433    41433   300000
   9       5750          66573      34903    34903   300000     64917    64917    300000     47523    47523   300000
  10       5750          75939      38300    38300   300000     76205    76205    300000     53847    53847   300000
  15       5750         130281      57263    57263   300000    160359   160359    300000     94483    94483   300000
  20       5750         199636      71969    71969   300000    303091   303091    369683    144160   144160   300000
  25       5750         288152      81439    81439   300000    542281   542281    629046    206741   206741   300000
  30       5750         401124      83903    83903   300000    942840   942840   1008839    289652   289652   309927


AGE 65     5750         215655      74307    74307   300000    341630   341630    409956    155463   155463   300000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.



________________________________________________________________________________
Strategic Advantage II                 9

The "Hypothetical Illustrations" section on pages 156 - 161 of Appendix C is hereby deleted and replaced in its entirety as follows:

                          HYPOTHETICAL ILLUSTRATIONS

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                Death Benefit Option 1
Stated Death Benefit $300,000                      Annual Premium $5,750
________________________________________________________________________________


NEUBERGER & BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

     12/31/88         7.17%             5,271           4,696     300,000
     12/31/89        10.77%            10,660           9,898     300,000
     12/31/90         8.32%            15,701          15,183     300,000
     12/31/91        11.34%            21,519          21,519     300,000
     12/31/92         5.18%            26,883          26,883     300,000
     12/31/93         6.63%            32,892          32,892     300,000
     12/31/94        (0.15)%           36,696          36,696     300,000
     12/31/95        10.94%            44,959          44,959     300,000
     12/31/96         4.31%            50,773          50,773     300,000
     12/31/97         6.74%            58,099          58,099     300,000


NEUBERGER & BERMAN AMT GROWTH PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

     12/31/88        25.97%             6,131           5,556     300,000
     12/31/89        29.47%            13,483          12,721     300,000
     12/31/90        (8.19)%           15,919          15,401     300,000
     12/31/91        29.73%            25,402          25,402     300,000
     12/31/92         9.54%            32,239          32,239     300,000
     12/31/93         6.79%            38,630          38,630     300,000
     12/31/94        (4.99)%           40,323          40,323     300,000
     12/31/95        31.73%            58,213          58,213     300,000
     12/31/96         9.14%            67,537          67,537     300,000
     12/31/97        29.01%            91,841          91,841     300,000


The assumptions underlying these values are described in Performance Information, page 155.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.



________________________________________________________________________________
Strategic Advantage II                 10

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                Death Benefit Option 1
Stated Death Benefit $300,000                      Annual Premium $5,750
________________________________________________________________________________


NEUBERGER & BERMAN AMT PARTNERS PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/95      36.47%              6,612           6,037     300,000
      12/31/96      29.57%             14,113          13,351     300,000
      12/31/97      31.25%             23,487          22,969     300,000


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/89      64.48%              7,898           7,323     300,000
      12/31/90       8.71%             13,309          12,547     300,000
      12/31/91      57.54%             26,896          26,378     300,000
      12/31/92       3.55%             31,517          31,517     300,000
      12/31/93      13.28%             40,239          40,239     300,000
      12/31/94      (4.38)%            42,162          42,162     300,000
      12/31/95      44.31%             66,510          66,510     300,000
      12/31/96       4.18%             73,096          73,096     300,000
      12/31/97      11.39%             85,434          85,434     300,000


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/94      (1.54)%             4,873           4,298     300,000
      12/31/95      44.45%             13,183          12,421     300,000
      12/31/96      11.90%             19,019          18,501     300,000
      12/31/97      15.01%             26,031          26,031     300,000


ALGER AMERICAN GROWTH PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/90       4.14%              5,132           4,557     300,000
      12/31/91      40.39%             13,187          12,425     300,000
      12/31/92      12.38%             19,105          18,587     300,000
      12/31/93      22.47%             27,842          27,842     300,000
      12/31/94       1.45%             32,298          32,298     300,000
      12/31/95      36.37%             49,506          49,506     300,000
      12/31/96      13.35%             60,439          60,439     300,000
      12/31/97      25.75%             80,718          80,718     300,000


The assumptions underlying these values are described in Performance Information, page 155.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.



________________________________________________________________________________
Strategic Advantage II                 11

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                Death Benefit Option 1
Stated Death Benefit $300,000                      Annual Premium $5,750
________________________________________________________________________________


ALGER AMERICAN LEVERAGED ALL CAP

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/96      12.04%              5,494           4,919     300,000
      12/31/97      19.68%             11,743          10,981     300,000


FIDELITY VIP GROWTH PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/88      15.58%              5,655           5,080     300,000
      12/31/89      31.51%             13,067          12,305     300,000
      12/31/90     (11.73)%            14,948          14,430     300,000
      12/31/91      45.51%             27,125          27,125     300,000
      12/31/92       9.32%             34,047          34,047     300,000
      12/31/93      19.37%             45,367          45,367     300,000
      12/31/94      (0.02)%            49,151          49,151     300,000
      12/31/95      35.36%             71,717          71,717     300,000
      12/31/96      14.71%             86,420          86,420     300,000
      12/31/97      23.48%            111,088         111,088     300,000


FIDELITY VIP OVERSEAS PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/88       8.13%              5,315           4,740     300,000
      12/31/89      26.28%             12,139          11,377     300,000
      12/31/90      (1.67)%            15,719          15,201     300,000
      12/31/91       8.00%             20,884          20,884     300,000
      12/31/92     (10.72)%            22,210          22,210     300,000
      12/31/93      37.35%             36,086          36,086     300,000
      12/31/94       1.72%             40,622          40,622     300,000
      12/31/95       9.74%             48,754          48,754     300,000
      12/31/96      13.15%             59,384          59,384     300,000
      12/31/97      11.56%             70,304          70,304     300,000


The assumptions underlying these values are described in Performance Information, page 155.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.




________________________________________________________________________________
Strategic Advantage II                 12

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                Death Benefit Option 1
Stated Death Benefit $300,000                      Annual Premium $5,750


_______________________________________________________________________________
FIDELITY VIP MONEY MARKET PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/88       7.39%              5,281           4,706     300,000
      12/31/89       9.12%             10,520           9,758     300,000
      12/31/90       8.04%             15,511          14,993     300,000
      12/31/91       6.09%             20,289          20,289     300,000
      12/31/92       3.90%             25,282          25,282     300,000
      12/31/93       3.23%             30,189          30,189     300,000
      12/31/94       4.25%             35,526          35,526     300,000
      12/31/95       5.87%             41,654          41,654     300,000
      12/31/96       5.41%             47,846          47,846     300,000
      12/31/97       5.51%             54,352          54,352     300,000


FIDELITY VIP II ASSET MANAGER PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/90       6.72%              5,250           4,675     300,000
      12/31/91      22.56%             11,717          10,955     300,000
      12/31/92      11.71%             17,360          16,842     300,000
      12/31/93      21.23%             25,455          25,455     300,000
      12/31/94      (6.09)%            27,646          27,646     300,000
      12/31/95      16.96%             36,998          36,998     300,000
      12/31/96      14.60%             46,851          46,851     300,000
      12/31/97      20.65%             61,118          61,118     300,000


FIDELITY VIP II INDEX 500 PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/93       9.74%              5,388           4,813     300,000
      12/31/94       1.04%              9,886           9,124     300,000
      12/31/95      37.19%             18,777          18,259     300,000
      12/31/96      22.82%             27,523          27,523     300,000
      12/31/97      32.82%             41,961          41,961     300,000


INVESCO VIF TOTAL RETURN PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/95      22.79%              5,985           5,410     300,000
      12/31/96      12.18%             11,586          10,824     300,000
      12/31/97      22.91%             18,920          18,402     300,000


The assumptions underlying these values are described in Performance Information, page 155.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.



________________________________________________________________________________
Strategic Advantage II                 13

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                Death Benefit Option 1
Stated Death Benefit $300,000                      Annual Premium $5,750
________________________________________________________________________________


INVESCO VIF INDUSTRIAL INCOME PORTFOLIO


       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/95      29.25%              6,281           5,706     300,000
      12/31/96      22.28%             12,944          12,182     300,000
      12/31/97      28.17%             21,451          20,933     300,000


INVESCO VIF HIGH YIELD PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/95      19.76%              5,847           5,272     300,000
      12/31/96      16.59%             11,861          11,099     300,000
      12/31/97      17.33%             18,391          17,873     300,000


INVESCO VIF UTILITIES PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/95       9.08%              5,358           4,783     300,000
      12/31/96      12.76%             10,941          10,179     300,000
      12/31/97      23.41%             18,204          17,686     300,000


VAN ECK WORLDWIDE BOND PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/90      11.25%              5,457           4,882     300,000
      12/31/91      18.39%             11,579          10,817     300,000
      12/31/92      (5.25)%            14,627          14,109     300,000
      12/31/93       7.79%             19,673          19,673     300,000
      12/31/94      (1.32)%            23,392          23,392     300,000
      12/31/95      17.30%             32,144          32,144     300,000
      12/31/96       2.53%             36,928          36,928     300,000
      12/31/97       2.38%             41,696          41,696     300,000


The assumptions underlying these values are described in Performance
 Information, page 155.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


________________________________________________________________________________
Strategic Advantage II                 14

Nonsmoker Male Age 45                              Cash Value Accumulation Test
Standard Risk Class                                Death Benefit Option 1
Stated Death Benefit $300,000                      Annual Premium $5,750
________________________________________________________________________________


VAN ECK WORLDWIDE HARD ASSETS FUND

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/91      (2.93)%             4,810           4,235     300,000
      12/31/92      (4.09)%             8,858           8,096     300,000
      12/31/93      64.83%             20,842          20,324     300,000
      12/31/94      (4.78)%            23,229          23,229     300,000
      12/31/95      10.99%             30,272          30,272     300,000
      12/31/96      18.04%             40,426          40,426     300,000
      12/31/97      (1.67)%            43,502          43,502     300,000


VAN ECK WORLDWIDE EMERGING MARKETS FUND

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/96      26.82%              6,170           5,595     300,000
      12/31/97     (11.61)%             9,399           8,637     300,000


AIM VI GOVERNMENT SECURITIES PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/94      (3.73)%             4,773           4,198     300,000
      12/31/95      15.56%             10,528           9,766     300,000
      12/31/96       2.29%             14,706          14,188     300,000
      12/31/97       8.16%             19,825          19,825     300,000


AIM VI CAPITAL APPRECIATION PORTFOLIO

       Year       Annual Total     Cash Surrender     Account      Death
       Ended        Return*            Value           Value      Benefit

      12/31/94       2.50%              5,058           4,483     300,000
      12/31/95      35.69%             12,661          11,899     300,000
      12/31/96      17.58%             19,364          18,846     300,000
      12/31/97      13.51%             26,077          26,077     300,000


The assumptions underlying these values are described in Performance Information, page 155.

* These Annual Total Return figures reflect the Portfolio's management fees and other operating expenses but do not reflect the Policy level or Variable Account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.



________________________________________________________________________________
Strategic Advantage II                 15